Document and Entity Information	12 Months Ended
Sep. 06, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2013
Registrant Name	Federated Income Securities Trust
Central Index Key	0000789281
Amendment Flag	false
Document Creation Date	Sep. 06, 2013
Document Effective Date	Sep. 06, 2013
Prospectus Date	Sep. 06, 2013